Consolidated Statements of Equity - USD ($)	Total	SST VI OP	SSGT Mergers	Self Administration Transaction	Common Stock Class A Common stock	Common Stock Class T Common stock	Additional Paid-in Capital	Distributions	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total SmartStop Self Storage REIT, Inc. Equity	Noncontrolling Interests	Noncontrolling Interests SST VI OP	Noncontrolling Interests SSGT Mergers	Noncontrolling Interests Self Administration Transaction	Preferred Stock	Redeemable Common Stock
Beginning Balance at Dec. 31, 2018	$ 345,256,897				$ 50,437	$ 7,534	$ 500,474,807	$ (94,248,326)	$ (62,340,153)	$ 1,390,354	$ 345,334,653	$ (77,756)					$ 32,226,815
Beginning Balance (in shares) at Dec. 31, 2018					50,437,059	7,533,790
Offering costs	(42,039)						(42,039)				(42,039)
Issuance of preferred stock																$ 150,000,000
Preferred stock issuance costs																(3,573,836)
Issuance of limited partnership units in our Operating Partnership in connection with the SSGT Mergers/Self Administration Transaction			$ 4,217,399	$ 63,643,000										$ 4,217,399	$ 63,643,000
Issuance of limited partnership units in our Operating Partnership in exchange for special limited partnership interest	18,800,000						9,687,035				9,687,035	9,112,965
Contribution of special limited partnership interest in exchange for limited partnership interests in our Operating Partnership	(18,800,000)						(18,800,000)				(18,800,000)
Noncontrolling interests related to the consolidated Tenant Protection Programs joint ventures	21,800											21,800
Redemption of limited partnership interests held by our Former Advisor	(200,000)						(291,103)				(291,103)	91,103
Changes to redeemable common stock	(16,045,030)						(16,045,030)				(16,045,030)						16,046,535
Redemptions of common stock	(592)				$ (557)	$ (35)					(592)						(4,881,988)
Redemptions of common stock (in shares)					(556,575)	(35,079)
Issuance of restricted stock	252				$ 252						252
Issuance of restricted stock (in shares)					251,993
Distributions	(34,394,461)							(34,394,461)			(34,394,461)
Distributions to noncontrolling interests	(2,902,654)											(2,902,654)
Issuance of shares for distribution reinvestment plan	16,046,534				$ 1,303	$ 201	16,045,030				16,046,534
Issuance of shares for distribution reinvestment plan (in shares)					1,302,647	201,182
Equity based compensation expense	404,540						404,540				404,540
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(24,750,333)								(24,750,333)		(24,750,333)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(2,010,959)											(2,010,959)
Foreign currency translation adjustment	2,371,517									2,311,488	2,311,488	60,029
Foreign currency forward contract gain (loss)	(3,226,682)									(3,030,727)	(3,030,727)	(195,955)
Interest rate swap and cap contract gains (losses)	(2,575,366)									(2,626,450)	(2,626,450)	51,084
Ending Balance at Dec. 31, 2019	345,813,823				$ 51,435	$ 7,700	491,433,240	(128,642,787)	(87,090,486)	(1,955,335)	273,803,767	72,010,056				146,426,164	43,391,362
Ending Balance (in shares) at Dec. 31, 2019					51,435,124	7,699,893
Offering costs	(46,907)						(46,907)				(46,907)
Issuance of preferred stock																50,000,000
Preferred stock issuance costs																(70,057)
Changes to redeemable common stock	(15,954,081)						(15,954,081)				(15,954,081)						15,954,081
Redemptions of common stock	(165)				$ (165)						(165)						(2,009,868)
Redemptions of common stock (in shares)					(164,894)
Issuance of restricted stock	72				$ 72						72
Issuance of restricted stock (in shares)					71,567
Distributions	(35,310,382)							(35,310,382)			(35,310,382)
Distributions to noncontrolling interests	(5,525,293)											(5,525,293)
Issuance of shares for distribution reinvestment plan	15,954,081				$ 1,319	$ 204	15,952,558				15,954,081
Issuance of shares for distribution reinvestment plan (in shares)					1,318,605	204,018
Equity based compensation expense	1,738,873						1,023,196				1,023,196	715,677
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(54,354,394)								(54,354,394)		(54,354,394)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(6,901,931)											(6,901,931)
Foreign currency translation adjustment	965,103									845,698	845,698	119,405
Foreign currency forward contract gain (loss)	(596,969)									(525,540)	(525,540)	(71,429)
Interest rate swap and cap contract gains (losses)	(2,541,625)									(2,199,051)	(2,199,051)	(342,574)
Ending Balance at Dec. 31, 2020	243,240,205				$ 52,661	$ 7,904	492,408,006	(163,953,169)	(141,444,880)	(3,834,228)	183,236,294	60,003,911				196,356,107	57,335,575
Ending Balance (in shares) at Dec. 31, 2020					52,660,402	7,903,911
Gross proceeds from issuance of operating partnership units in SST VI OP		$ 4,761,315											$ 4,761,315
Issuance of common stock in connection with SST IV Merger	231,412,470				$ 23,138		231,389,332				231,412,470
Issuance of common stock in connection with SST IV Merger (in shares)					23,137,540
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction				$ 11,219,744											$ 11,219,744
Acquisition of noncontrolling interest related to the Tenant Protection Programs joint ventures	(10,900)											(10,900)
Offering costs	(335,175)	(1,239,194)					(335,175)				(335,175)		(1,239,194)
Changes to redeemable common stock	(19,564,929)						(19,564,929)				(19,564,929)						19,564,929
Redemptions of common stock	(390)				$ (360)	$ (30)					(390)						(5,565,829)
Redemptions of common stock (in shares)					(359,976)	(30,158)
Issuance of restricted stock	78				$ 78						78
Issuance of restricted stock (in shares)					78,192
Distributions	(47,011,295)							(47,011,295)			(47,011,295)
Distributions to noncontrolling interests	(6,338,488)											(6,338,488)
Issuance of shares for distribution reinvestment plan	19,564,929				$ 1,541	$ 182	19,563,206				19,564,929
Issuance of shares for distribution reinvestment plan (in shares)					1,541,585	182,445
Equity based compensation expense	2,907,808						1,279,432				1,279,432	1,628,376
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(29,401,595)								(29,401,595)		(29,401,595)
Deconsolidation of SST VI OP		$ (3,170,238)											$ (3,170,238)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(2,663,123)											(2,663,123)
Foreign currency translation adjustment	65,261									47,424	47,424	17,837
Foreign currency forward contract gain (loss)	(394,417)									(337,219)	(337,219)	(57,198)
Interest rate swap and cap contract gains (losses)	4,335,323									3,844,048	3,844,048	491,275
Ending Balance at Dec. 31, 2021	$ 407,377,389				$ 77,058	$ 8,056	$ 724,739,872	$ (210,964,464)	$ (170,846,475)	$ (279,975)	$ 342,734,072	$ 64,643,317				$ 196,356,107	$ 71,334,675
Ending Balance (in shares) at Dec. 31, 2021					77,057,743	8,056,198